Filed with the Securities and Exchange Commission on March 11, 2025.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

(File No. 333-282689)

REGISTRATION STATEMENT	☒

UNDER

THE SECURITIES ACT OF 1933	☒
AMENDMENT NO. 5

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(NAME OF INSURANCE COMPANY)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, including Area Code: 212-554-1234

Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

(File Nos. 333-275046; 811-23817)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 38	☒

Variable Account AA

(Exact Name of Registered Separate Account)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(Name of Insurance Company)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

(212) 554-1234

(Insurance Company’s Telephone Number, including Area Code)

Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 10, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(l)
☐	on (date) pursuant to paragraph (a)(l) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Units of interest in Variable Account AA and units of interest under the Structured Investment Option and the Market Value Adjustment Interests under EQUI-VEST® Strategies (Series 900), a group flexible premium deferred variable annuity contract

NOTE

Pursuant to Rule 485(B)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (333-282689) is to delay the effective date of Post-Effective Amendment No. 1, and the sole purpose of this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (333-275046) is to delay the effective date of Post-Effective Amendment No. 3, both of which were filed on October 18, 2024 (collectively, the “Post-Effective Amendments”). These Post-Effective Amendments do not amend or delete the currently effective Prospectuses, Statements of Additional Information or Supplements or any other part of the Registration Statements except as specifically noted herein. We will make filings pursuant to Rule 485(B) at a future date which incorporate all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933, the Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York on March 11, 2025.

Equitable Financial Life Insurance Company of America
(Insurance Company)

By	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal	Joan Lamm-Tennant	Bertram Scott
Arlene Isaacs-Lowe	Craig MacKay	George Stansfield
Daniel G. Kaye	Mark Pearson	Charles G. T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
March 11, 2025